U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act File Number 811-23482

KEYSTONE PRIVATE INCOME FUND

(Exact name of registrant as specified in charter)

c/o UMB Fund Services, Inc.

235 West Galena Street

Milwaukee, WI 53212

(Address of Principal Executive Offices)

Ann Maurer

235 West Galena Street

Milwaukee, WI 53212

(Name and address of agent for service)

Registrant’s Telephone Number, including Area Code: (414) 299-2217

Date of fiscal year end: September 30

Date of reporting period: March 31, 2021

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Report to Shareholders

(a)

KEYSTONE PRIVATE INCOME FUND

Semi-Annual Report

For the Six Months Ended March 31, 2021
(Unaudited)

Keystone Private Income Fund

Table of Contents
For the Period Ended March 31, 2021 (Unaudited)

Schedule of Investments	2-4
Statement of Assets and Liabilities	5
Statement of Operations	6
Statements of Changes in Net Assets	7-8
Statement of Cash Flows	9
Financial Highlights	10-14
Notes to Financial Statements	15-22
Other Information	23-27

Keystone Private Income Fund

Schedule of Investments
March 31, 2021 (Unaudited)

Principal Amount		Original Acquisition Date	Cost	Fair Value
	Private Credit — 98.3%
	Corporate Finance — 13.7%
$1,993,842	Bigfoot Capital SPV1, LLC, 11.75%, 1/15/2024[1,2]	1/15/2021	$1,993,842	$1,993,842
2,028,447	ColdStream Energy Holdings, LLC, 11.75%, 3/1/2023[1,2]	9/3/2020	2,028,447	2,028,447
16,838,466	FilmRise Acquisitions, LLC, 13.00%, 2/17/2021[1,2]	7/1/2020	16,838,466	16,838,466
1,050,000	Tacolicious, Inc., 9.00%, 1/20/2024[1,2]	1/29/2021	1,050,000	1,050,000
			21,910,755	21,910,755
	Equipment Leasing — 26.7%
3,613,577	Accelerate360, LLC, 14.50%, 4/1/2023[1,2]	3/11/2021	3,613,577	3,613,577
2,929,996	Carepoint Health Management Associates, LLC, 14.50%, 7/1/2023[1,2]	12/2/2020	2,929,996	2,929,996
1,353,888	Firstronic, LLC, 12.00%, 11/1/2023[1,2]	10/16/2020	1,353,888	1,353,888
1,464,382	KVJ Properties, Inc., 14.50%, 7/1/2023[1,2]	12/4/2020	1,464,382	1,464,382
4,280,800	Lux Vending, LLC, 14.50%, 12/31/2022[1,2]	8/6/2020	4,280,800	4,280,800
	Metalogic Inspection Services LLC
459,898	14.50%, 6/1/2023[1,2]	11/9/2020	459,898	459,898
100,936	14.50%, 10/1/2023[1,2]	3/15/2021	100,936	100,936
	Mirarchi Brothers, Inc.
5,358,152	14.50%, 7/1/2023[1,2]	12/24/2020	5,358,152	5,358,152
1,818,623	14.50%, 10/1/2023[1,2]	3/9/2021	1,818,623	1,818,623
10,000,000	Onset Financial, Inc., 14.50%, 5/31/2026[1,2]	12/11/2020	10,000,000	10,000,000
2,157,894	Orbital Power, Inc., 12.00%, 4/1/2024[1,2]	3/31/2021	2,157,894	2,157,894
2,590,561	Sun-Tech Leasing of Texas, L.P., 12.00%, 10/1/2022[1,2]	9/18/2020	2,590,561	2,590,561
6,435,966	Trico Products Corporation, 14.50%, 4/1/2023[1,2]	7/23/2020	6,435,966	6,435,966
			42,564,675	42,564,675
	Receivables Finance — 17.3%
9,297,297	CapitalPlus Construction Services, LLC, 13.25%, 10/1/2023[1,2]	9/2/2020	9,297,297	9,297,297
1,259,491	Dallas Growth Capital and Funding, LLC, 13.00%, 2/23/2024[1,2]	2/24/2021	1,259,491	1,259,491
2,617,269	Deserve CC Funding II, LLC, 13.25%, 12/20/2022[1,2]	9/3/2020	2,617,269	2,617,269
4,687,711	DNF Associates, LLC, 12.75%, 10/31/2024[1,2]	12/28/2020	4,687,711	4,687,711
6,264,956	Triton Credit Funding SPV, LLC, 13.00%, 2/1/2022[1,2]	9/2/2020	6,264,956	6,264,956
3,450,477	Viva Funding SPV, LLC, 13.00%, 12/22/2024[1,2]	12/23/2020	3,450,477	3,450,477
			27,577,201	27,577,201

See accompanying notes to financial statements.

Keystone Private Income Fund

Schedule of Investments
March 31, 2021 (Unaudited) (continued)

Principal Amount		Original Acquisition Date	Cost	Fair Value
	Private Credit — 98.3% (continued)
	Specialty Real Estate Finance — 40.6%
$19,071,869	AHP Servicing, LLC, 12.00%, 7/30/2022[1,2]	7/30/2020	$19,071,869	$19,071,869
7,353,926	Bonfire Aloha, LLC, 10.00%, 3/30/2022[1,2]	12/11/2020	7,353,926	7,353,926
3,220,366	Brass Diablo LLC, 14.00%, 5/22/2021[1,2]	9/3/2020	3,220,366	3,220,366
6,000,000	Commons Sole Member CGC LLC, 12.00%, 12/31/2026[1,2]	10/1/2020	6,000,000	6,000,000
3,630,502	Corta Dito Stockton LLC, 10.00%, 11/10/2021[1,2]	11/10/2020	3,630,502	3,630,502
1,963,720	CS/R Resolute, LLC, 10.00%, 3/19/2022[1,2]	3/19/2021	1,963,720	1,963,720
7,251,293	DG Kia, LLC, 12.50%, 4/15/2021[1,2]	12/2/2020	7,251,293	7,251,293
3,912,739	DG Opelika Circle K, LLC, 11.00%, 5/3/2021[1,2]	9/3/2020	3,912,739	3,912,739
2,073,642	Emery Village Apartments, LLC, 9.90%, 4/23/2022[1,2]	10/23/2020	2,073,642	2,073,642
1,000,000	Galaxy Management Company, LLC, 14.00%, 9/25/2023[1,2]	11/18/2020	1,000,000	1,000,000
7,300,000	Port Royal Owner, LLC, 13.00%, 9/30/2023[1,2]	8/6/2020	7,300,000	7,300,000
90,657	RadNet Management, Inc., 9.00%, 9/30/2022[1,2]	3/29/2021	90,657	90,657
1,885,000	Storage Cap SDG, L.P., 13.00%, 12/21/2025[1,2]	12/22/2020	1,885,000	1,885,000
			64,753,715	64,753,715
	Total Private Credit		$156,806,345	$156,806,345

	Total Investments — 98.3%			$156,806,345
	Other assets in excess of liabilities — 1.7%			2,763,108
	Net Assets — 100%			$159,569,453

[1]	Restricted security. The total value of these securities is $156,806,345, which represents 98.3% of total net assets of the Fund.

[2]	Level 3 securities fair valued under procedures established by the Board of Trustees. The total value of these securities is $156,806,345, which represents 98.3% of total net assets of the Fund.

See accompanying notes to financial statements.

Keystone Private Income Fund

Summary of Investments
March 31, 2021 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Private Credit
Specialty Real Estate Finance	40.6%
Equipment Leasing	26.7%
Receivables Finance	17.3%
Corporate Finance	13.7%
Total Private Credit	98.3%
Total Investments	98.3%
Other assets in excess of liabilities	1.7%
Net Assets	100.0%

See accompanying notes to financial statements.

Keystone Private Income Fund

Statement of Assets and Liabilities
March 31, 2021 (Unaudited)

Assets:
Investments, at value (cost $156,806,345)	$156,806,345
Cash	3,291,114
Receivables
Interest receivable	3,779,906
Investments receivable	9,343
Loan origination income receivable	31,400
Prepaid expenses	4,968
Total Assets	163,923,076

Liabilities:
Payables
Distributions payable	2,548,660
Unearned loan origination income	724,997
Interest reserve payable	523,629
Management fee payable	200,878
Incentive fees payable	192,003
Professional fees payable	46,520
Transfer agent fees payable	28,340
Accounting and administration fees payable	54,924
Distribution and Servicing fee payable	14,845
Other accrued expenses	18,827
Total Liabilities	$4,353,623

Net Assets	$159,569,453

Composition of Net Assets:
Paid-in capital	$159,569,453
Net Assets	$159,569,453

Net Assets Attributable to:
Class A Shares	$1,308,420
Class D Shares	536,652
Class Y Shares	39,896,295
Class I Shares	22,297,733
Class Z Shares	95,530,353
$159,569,453

Shares of Beneficial Interest Outstanding (Unlimited Number of Shares Authorized, par value of $0.001):
Class A Shares	12,952
Class D Shares	5,307
Class Y Shares	393,921
Class I Shares	220,861
Class Z Shares	943,230
1,576,271

Net Asset Value per Share:
Class A Shares[1]	$101.02
Class D Shares[1]	101.13
Class Y Shares	101.28
Class I Shares	100.96
Class Z Shares	101.28

[1]	Class A and Class D shareholders may be charged a sales load up to a maximum of 3.50% on the amount they invest.

See accompanying notes to financial statements.

Keystone Private Income Fund

Statement of Operations
For the Six Months Ended March 31, 2021 (Unaudited)

Investment Income:
Interest income	$6,863,951
Loan origination income	214,914
Processing fee income	15,992
Total Investment Income	7,094,857

Expenses:
Management fees	880,312
Incentive fees (Note 4)	843,374
Investment expense	199,020
Professional fees	178,133
Accounting and administration fees	98,812
Transfer agent fees	45,881
Distribution and Servicing fee (Class Y)	43,438
Distribution and Servicing fee (Class I)	12,351
Distribution and Servicing fee (Class A)	6,743
Distribution and Servicing fee (Class D)	1,859
Directors’ and officer fees	27,569
Other fees	26,026
Custody fees	15,498
Interest expense on line of credit	1,111
Total Expenses	2,380,127
Net Investment Income	4,714,730

Net Increase in Net Assets from Operations	$4,714,730

See accompanying notes to financial statements.

Keystone Private Income Fund

Statements of Changes in Net Assets

	For the Six Months Ended March 31, 2021 (Unaudited)	For the Period July 1, 2020* through September 30, 2020
Net Increase in Net Assets from:
Operations:
Net investment income	$4,714,730	$627,040
Net Increase in Net Assets Resulting from Operations	4,714,730	627,040

Distributions to Shareholders:
Distributions:
Class A	(42,779)	(1,930)[1]
Class D	(14,532)	—
Class Y	(1,339,170)	(183,508)
Class I	(661,396)	(140,766)[1]
Class Z	(2,678,941)	(300,836)[1]
Net Decrease in Net Assets from Distributions to Shareholders	(4,736,818)	(627,040)

Capital Transactions:
Proceeds from shares sold:
Class A	195,500	1,100,000	[1]
Class D	467,000	62,000	[2]
Class Y	18,741,733	20,601,964
Class I	10,486,516	11,777,551	[1]
Class Z	62,816,383	32,700,805	[1]
Reinvestment of distributions:
Class A	13,175	—
Class D	7,713	—
Class Y	435,942	57,104
Class I	59,417	—
Class Z	45,248	23,490	[1]
Net Increase in Net Assets from Capital Transactions	93,268,627	66,322,914

Total Net Increase in Net Assets	93,246,539	66,322,914

Net Assets
Beginning of period	66,322,914	—
End of period	$159,569,453	$66,322,914

See accompanying notes to financial statements.

Keystone Private Income Fund

Statements of Changes in Net Assets
(continued)

	For the Six Months Ended March 31, 2021 (Unaudited)	For the Period July 1, 2020* through September 30, 2020
Capital Share Transactions:
Shares sold:
Class A	1,922	10,900	[1]
Class D	4,611	620	[2]
Class Y	183,552	205,496
Class I	103,607	116,666	[1]
Class Z	617,814	324,735	[1]
Shares issued in reinvestment of distributions:
Class A	130	—
Class D	76	—
Class Y	4,305	568
Class I	588	—
Class Z	447	234	[1]
Net Increase in Capital Shares Outstanding	917,052	659,219

*	Commencement of operations.

[1]	Reflects operations for the period August 1, 2020 (Class A, Class I, and Class Z Shares commencement of operations) through September 30, 2020.

[2]	Reflects operations for the period September 30, 2020 (Class D Shares commencement of operations) through September 30, 2020.

See accompanying notes to financial statements.

Keystone Private Income Fund

Statement of Cash Flows
For the Six Months Ended March 31, 2021 (Unaudited)

Cash Flows from Operating Activities
Net increase in net assets from operations	$4,714,730
Adjustments to reconcile net increase in net assets from operations to net cash used in operating activities:
Purchases	(128,928,520)
Principal reductions received	23,324,944
(Increase)/Decrease in Assets:
Receivable from Adviser	3,965
Increase in interest receivable	(3,221,491)
Investments receivable	(9,343)
Loan fee income receivable	(31,400)
Prepaid expenses and other assets	1,817
Increase/(Decrease) in Liabilities:
Distributions payable, net of reinvestments	2,002,214
Unearned loan origination income	598,050
Interest reserve payable	523,629
Management fee payable	200,878
Incentive fees payable	80,082
Interest expense payable on line of credit	(19,000)
Professional fees payable	28,270
Transfer agent fees payable	11,098
Accounting and administration fees payable	40,059
Distribution and Servicing fee payable	7,667
Other accrued expenses	4,906
Net Cash Used in Operating Activities	(100,667,445)

Cash Flows from Financing Activities
Proceeds from subscriptions	92,707,132
Payments made on line of credit	(5,000,000)
Distributions paid to shareholders, net of reinvestments	(4,175,323)
Net Cash Provided by Financing Activities	83,531,809

Net decrease in cash	(17,135,636)

Cash at beginning of period	20,426,750
Cash at end of period	$3,291,114

Non-cash financing activities not included herein consist of $561,495 of reinvested dividends.

Interest payments on line of credit were $20,111.

See accompanying notes to financial statements.

Keystone Private Income Fund

Financial Highlights
Class A Shares

Per share operating performance.
For a capital share outstanding throughout the period.

	For the Six Months Ended March 31, 2021 (Unaudited)	For the Period August 1, 2020* through September 30, 2020
Net Asset Value, beginning of period	$100.92	$100.53
Income from Investment Operations:
Net investment income[1]	3.57	1.30
Net realized and unrealized gain on investments[2]	0.08	0.06
Total from investment operations	3.65	1.36

Distributions to investors:
From net investment income	(3.55)	(0.97)
Total distributions to investors	(3.55)	(0.97)

Net Asset Value, end of period	$101.02	$100.92

Total Return[3]	3.65%[4]	1.35%[4]

Ratios and Supplemental Data:
Net Assets, end of period (in thousands)	$1,308	$1,100

Net expenses	4.34%[5,6]	4.25%[5,7]

Net investment income	7.80%[5]	8.96%[5]

Portfolio Turnover Rate[8]	22%[4]	1%[4]

*	Commencement of offering of Class A shares.

[1]	Per share data is computed using the average shares method.

[2]

Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

[3]

Total return based on per unit net asset value reflects the change in net asset value based on the effects of the performance of the Fund during the period and assumes distributions, if any, were reinvested. Total returns shown exclude the effect of applicable sales charges.

[4]	Not annualized.

[5]	Annualized, except for incentive fees.

[6]	If distribution and servicing fees of 1.12% and incentive fees of 0.72% had been excluded, the expense ratios would have been decreased by 1.84% for the six months ended March 31, 2021.

[7]

If distribution and servicing fees of 1.00%, incentive fees of 0.26%, and line of credit expenses of 0.37% had been excluded, the expense ratios would have been decreased by 1.63% for the period ended September 30, 2020.

[8]	Calculated at Fund level.

See accompanying notes to financial statements.

Keystone Private Income Fund

Financial Highlights
Class D Shares

Per share operating performance.
For a capital share outstanding throughout the period.

	For the Six Months Ended March 31, 2021 (Unaudited)	For the Period September 30, 2020* through September 30, 2020
Net Asset Value, beginning of period	$100.00	$100.00
Income from Investment Operations:
Net investment income[1]	3.50	—
Net realized and unrealized gain on investments[2]	0.40	—
Total from investment operations	3.90	—

Distributions to investors:
From net investment income	(2.77)	—
Total distributions to investors	(2.77)	—

Net Asset Value, end of period	$101.13	$100.00

Total Return[3]	3.93%[5]	0.00%[4]

Ratios and Supplemental Data:
Net Assets, end of period (in thousands)	$537	$62

Net expenses	4.02%[6,7]	0.00%[4]

Net investment income	7.62%[6,7]	0.00%[4]

Portfolio Turnover Rate[8]	22%[5]	1%[4]

*	Commencement of offering of Class D shares.

[1]	Per share data is computed using the average shares method.

[2]

Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

[3]

Total return based on per unit net asset value reflects the change in net asset value based on the effects of the performance of the Fund during the period and assumes distributions, if any, were reinvested. Total returns shown exclude the effect of applicable sales charges.

[4]	Class D Shares commencement occurred after income and expense were allocated as of September 30, 2020.

[5]	Not annualized.

[6]	Annualized, except for incentive fees.

[7]	If distribution and servicing fees of 0.90% and incentive fees of 0.68% had been excluded, the expense ratios would have been decreased by 1.58% for the six months ended March 31, 2021.

[8]	Calculated at Fund level.

See accompanying notes to financial statements.

Keystone Private Income Fund

Financial Highlights
Class Y Shares

Per share operating performance.
For a capital share outstanding throughout the period.

	For the Six Months Ended March 31, 2021 (Unaudited)	For the Period July 1, 2020* through September 30, 2020
Net Asset Value, beginning of period	$100.58	$100.00
Income from Investment Operations:
Net investment income[1]	3.95	1.37
Net realized and unrealized gain on investments[2]	0.23	0.60
Total from investment operations	4.18	1.97

Distributions to investors:
From net investment income	(3.48)	(1.39)
Total distributions to investors	(3.48)	(1.39)

Net Asset Value, end of period	$101.28	$100.58

Total Return[3]	4.20%[4]	1.97%[4]

Ratios and Supplemental Data:
Net Assets, end of period (in thousands)	$39,896	$20,726

Net expenses	3.45%[5,6]	3.43%[5,7]

Net investment income	8.52%[5,6]	6.12%[5,7]

Portfolio Turnover Rate[8]	22%[4]	1%[4]

*	Commencement of operations.

[1]	Per share data is computed using the average shares method.

[2]

Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period

[3]

Total return based on per unit net asset value reflects the change in net asset value based on the effects of the performance of the Fund during the period and assumes distributions, if any, were reinvested. Total returns shown exclude the effect of applicable sales charges.

[4]	Not annualized.

[5]	Annualized, except for incentive fees.

[6]	If distribution and servicing fees of 0.25% and incentive fees of 0.72% had been excluded, the expense ratios would have been decreased by 0.97% for the six months ended March 31, 2021.

[7]

If distribution and servicing fees of 0.14%, incentive fees of 0.25%, and line of credit expenses of 0.29% had been excluded, the expense ratios would have been decreased by 0.68% for the period ended September 30, 2020.

[8]	Calculated at Fund level.

See accompanying notes to financial statements.

Keystone Private Income Fund

Financial Highlights
Class I Shares

Per share operating performance.
For a capital share outstanding throughout the period.

	For the Six Months Ended March 31, 2021 (Unaudited)	For the Period August 1, 2020* through September 30, 2020
Net Asset Value, beginning of period	$100.76	$100.53
Income from Investment Operations:
Net investment income[1]	3.88	1.67
Net realized and unrealized gain (loss) on investments[2]	0.28	(0.19)
Total from investment operations	4.16	1.48

Distributions to investors:
From net investment income	(3.96)	(1.25)
Total distributions to investors	(3.96)	(1.25)

Net Asset Value, end of period	$100.96	$100.76

Total Return[3]	4.18%[4]	1.47%[4]

Ratios and Supplemental Data:
Net Assets, end of period (in thousands)	$22,298	$11,755

Net expenses	3.24%[5,6]	3.43%[5,7]

Net investment income	8.39%[5,6]	11.35%[5,7]

Portfolio Turnover Rate[8]	22%[4]	1%[4]

*	Commencement of offering of Class I shares.

[1]	Per share data is computed using the average shares method.

[2]

Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period

[3]

Total return based on per unit net asset value reflects the change in net asset value based on the effects of the performance of the Fund during the period and assumes distributions, if any, were reinvested. Total returns shown exclude the effect of applicable sales charges.

[4]	Not annualized.

[5]	Annualized, except for incentive fees.

[6]	If distribution and servicing fees of 0.15% and incentive fees of 0.69% had been excluded, the expense ratios would have been decreased by 0.84% for the six months ended March 31, 2021.

[7]

If distribution and servicing fees of 0.15%, incentive fees of 0.30%, and line of credit expenses of 0.37% had been excluded, the expense ratios would have been decreased by 0.82% for the period ended September 30, 2020.

[8]	Calculated at Fund level.

See accompanying notes to financial statements.

Keystone Private Income Fund

Financial Highlights
Class Z Shares

Per share operating performance.
For a capital share outstanding throughout the period.

	For the Six Months Ended March 31, 2021 (Unaudited)	For the Period August 1, 2020* through September 30, 2020
Net Asset Value, beginning of period	$100.56	$100.53
Income from Investment Operations:
Net investment income[1]	3.89	1.68
Net realized and unrealized gain (loss) on investments[2]	0.43	(0.21)
Total from investment operations	4.32	1.47

Distributions to investors:
From net investment income	(3.60)	(1.44)
Total distributions to investors	(3.60)	(1.44)

Net Asset Value, end of period	$101.28	$100.56

Total Return[3]	4.34%[4]	1.46%[4]

Ratios and Supplemental Data:
Net Assets, end of period (in thousands)	$95,530	$32,680

Net expenses	3.05%[5,6]	3.25%[5,7]

Net investment income	8.38%[5,6]	11.41%[5,7]

Portfolio Turnover Rate[8]	22%[4]	1%[4]

*	Commencement of offering of Class Z shares.

[1]	Per share data is computed using the average shares method.

[2]

Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period

[3]

Total return based on per unit net asset value reflects the change in net asset value based on the effects of the performance of the Fund during the period and assumes distributions, if any, were reinvested. Total returns shown exclude the effect of applicable sales charges.

[4]	Not annualized.

[5]	Annualized, except for incentive fees.

[6]	If incentive fees of 0.68% had been excluded, the expense ratios would have been decreased by 0.66% for the period ended March 31, 2021.

[7]	If incentive fees of 0.29%, and line of credit expenses of 0.37% had been excluded, the expense ratios would have been decreased by 0.66% for the period ended September 30, 2020.

[8]	Calculated at Fund level.

See accompanying notes to financial statements.

Keystone Private Income Fund

Notes to Financial Statements
March 31, 2021 (Unaudited)

1. Organization

The Keystone Private Income Fund (the “Fund”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”), as a non-diversified, closed-end management investment company. The Fund operates under an Agreement and Declaration of Trust dated August 26, 2019 (the “Declaration of Trust”). Keystone National Group, LLC serves as the investment adviser (the “Investment Manager”) of the Fund. The Investment Manager is an investment adviser registered with the Securities and Exchange Commission (the “SEC”) under the Investment Advisers Act of 1940, as amended. The Fund intends to continue to qualify and has elected to be treated as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”). The Fund commenced operations on July 1, 2020.

The Fund offers five separate classes (each a “Class”) of shares of beneficial interest (“Shares”) designated as Class A, Class D, Class Y Class I, and Class Z Shares. “Shareholders” own Shares of the Fund. Each class of Shares is subject to different fees and expenses. The Fund may offer additional classes of Shares in the future.

The Fund’s primary investment objective is to produce current income. The Investment Manager manages the Fund’s portfolio with a view toward producing current income, managing liquidity and protecting against downside scenarios. Under normal market conditions, the Fund will seek to achieve its investment objective by opportunistically investing, directly or indirectly, a majority of its net assets (plus any borrowings for investment purposes) in a wide range of private credit-oriented or other cash flow producing investments. For purposes of the Fund’s strategy, such investments may include corporate loans and credit facilities, equipment leasing transactions, real estate backed loans, corporate and consumer receivables, and other specialty finance opportunities or income-producing assets. The Fund may allocate its assets through a wide range of investment vehicles and structures, including among others as senior debt and also as subordinated debt, preferred equity and common equity investments. There can be no assurance that the Fund will achieve its investment objective.

2. Significant Accounting Policies

Basis of Preparation and Use of Estimates

The Fund is an investment company and follows the accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services – Investment Companies. The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of the financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

Investment Transactions and Related Investment Income

The Fund’s investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions and unrealized appreciation and depreciation of investments are determined using the specific identification method for financial reporting. Interest income is recognized on the accrual basis. Dividend income is recognized on the ex-dividend date.

Loan origination income is charged to the borrowers during loan originations. This income is received at the time of closing and then deferred to be recognized as non-interest income over the term of the loan. For the six months ended March 31, 2021, the fund accrued loan origination income of $214,914, and has $724,997 of unearned loan origination income.

Federal Income Taxes

The Fund intends to continue to qualify as a “regulated investment company” under Subchapter M of the Code, as amended. As so qualified, the Fund will not be subject to federal income tax to the extent it distributes substantially all of its net investment income and capital gains to Shareholders. Therefore, no federal income tax provision is required. Management of the Fund is required to determine whether a tax position taken by the Fund is more likely than not to be sustained upon examination by the applicable taxing authority, based on the technical merits of the position. Based on its analysis, there were no tax positions identified by management of the Fund that did not meet the “more likely than not” standard as of March 31, 2021.

Keystone Private Income Fund

Notes to Financial Statements
March 31, 2021 (Unaudited) (continued)

2. Significant Accounting Policies (continued)

Distributions to Shareholders

The Fund intends to accrue distributions monthly and pay distributions quarterly to its Shareholders of the net investment income of the Fund after payment of Fund operating expenses. The dividend rate may be modified by the Board from time to time. To the extent that any portion of the Fund’s quarterly distributions are considered a return of capital to Shareholders, such portion would not be considered dividends for U.S. federal income tax purposes and would represent a return of the amounts that such Shareholders invested. Although such return of capital distributions are not currently taxable to Shareholders, such distributions will have the effect of lowering a Shareholder’s tax basis in such Shares, and could result in a higher tax liability when the Shares are sold, even if they have not increased in value, or in fact, have lost value. The Fund’s final distribution for each tax year is expected to include any remaining investment company taxable income and net tax-exempt income undistributed during the tax year, as well as any undistributed net capital gain realized during the tax year. If the total distributions made in any tax year exceed investment company taxable income, net tax-exempt income and net capital gain, such excess distributed amount would be treated as ordinary dividend income to the extent of the Fund’s current and accumulated earnings and profits. This distribution policy, may, under certain circumstances, have adverse consequences to the Fund and its Shareholders because it may result in a return of capital resulting in less of a Shareholder’s assets being invested in the Fund and, over time, increase the Fund’s expense ratio. The distribution policy also may cause the Fund to sell securities at a time it would not otherwise do so to manage the distribution of income and gain.

Valuation of Investments

The Board has approved valuation procedures for the Fund (the “Valuation Procedures”) and appointed a separate valuation committee (the “Valuation Committee”). The Board has delegated the day-to-day responsibility for determining the fair valuation of the Fund’s investments to the Investment Manager, subject to the oversight of the Valuation Committee. The Investment Manager oversees the valuation of the Fund’s investments on behalf of the Fund in accordance with the Valuation Procedures, which provide that investments will be valued at fair value. Furthermore, the valuation of the Fund’s assets will be done in accordance with the FASB ASC Topic 820, Fair Value Measurements and Disclosures.

In general, fair value represents a good faith approximation of the current value of an asset and will be used when there is no public market or possibly no market at all for the asset. As a result, the fair values of one or more assets may not be the prices at which those assets are ultimately sold. Prospective investors should be aware that situations involving uncertainties as to the value of investments could have an adverse effect on the Fund’s net asset value (“NAV”) if the judgments of the Valuation Committee or Investment Manager regarding appropriate valuations should prove incorrect.

The Fund expects that it will hold a high proportion of illiquid investments relative to its total investments, which is directly related to the Fund’s investment objectives and strategy. The valuation approach will likely vary by investment, but may include comparable public market valuations, comparable transaction valuations and discounted cash flow analyses. All factors that might materially impact the value of an investment (i.e., underlying collateral, operating results, financial condition, achievement of milestones, and economic and/or market events) may be considered. In certain circumstances the Investment Manager may determine that cost best approximates the fair value of the particular investment.

Repurchase Offers

The Fund intends to provide some liquidity to Shareholders by making quarterly offers to repurchase a certain percentage of its outstanding Shares at NAV. The decision to offer to repurchase Shares is in the complete and absolute discretion of the Board and the Board may, under certain circumstances, elect not to offer to repurchase Shares. The Fund believes that these repurchase offers are generally beneficial to the Fund’s Shareholders and generally are funded from available cash. However, the repurchase of Shares by the Fund decreases the assets of the Fund and, therefore, may have the effect of increasing the Fund’s expense ratio. Repurchase offers and the need to fund repurchase obligations may also affect the ability of the Fund to be fully invested or force the Fund to maintain a higher percentage of its assets in liquid investments, which may harm the Fund’s investment performance.

Borrowing, Use of Leverage

The Fund may employ leverage through a secured Revolving Credit Agreement to achieve its investment objective. The Fund’s willingness to use leverage, and the extent to which leverage is used at any time, will depend on many factors, including the Investment Manager’s assessment of the yield curve environment, interest rate trends, market conditions and other factors. Borrowings by the Fund will further diminish returns (or increase losses on capital) to the extent overall returns are less than the Fund’s cost of funds. Such debt exposes the Fund to refinancing, recourse and other risks. As a general matter, the

Keystone Private Income Fund

Notes to Financial Statements
March 31, 2021 (Unaudited) (continued)

2. Significant Accounting Policies (continued)

presence of leverage can accelerate losses. Subject to prevailing market conditions, the Fund may add financial leverage if, immediately after such borrowing, it would have asset coverage (as defined in the Investment Company Act) of 300% or more (in the event leverage is obtained solely through debt) or 200% or more (in the event leverage is obtained solely though preferred stock). The Fund may use leverage opportunistically and may choose to increase or decrease its leverage, or use different types or combinations of leveraging instruments, at any time based on the Fund’s assessment of market conditions and the investment environment. The Investment Manager expects that the Fund’s borrowings may ultimately be secured with a security interest in investments. In times of adverse market conditions, the Fund may be required to post additional collateral which could affect the Fund’s liquidity.

For the six months ended March 31, 2021, the average balance outstanding and weighted average interest rate were $714,286 and 8.00%, respectively. As of March 31, 2021, the Fund had no outstanding line of credit balance.

3. Principal Risks

Non-Diversified Status

The Fund is a “non-diversified” management investment company. Thus, there are no percentage limitations imposed by the Investment Company Act on the Fund’s assets that may be invested, directly or indirectly, in the securities of any one issuer. Consequently, if one or more securities are allocated a relatively large percentage of the Fund’s assets, losses suffered by such securities could result in a higher reduction in the Fund’s capital than if such capital had been more proportionately allocated among a larger number of securities. The Fund may also be more susceptible to any single economic or regulatory occurrence than a diversified investment company.

Limited Liquidity

Shares in the Fund provide limited liquidity since Shareholders will not be able to redeem Shares on a daily basis. A Shareholder may not be able to tender its Shares in the Fund promptly after it has made a decision to do so. In addition, with very limited exceptions, Shares are not transferable, and liquidity will be provided only through repurchase offers made quarterly by the Fund. Shares in the Fund are therefore suitable only for investors who can bear the risks associated with the limited liquidity of Shares and should be viewed as a long-term investment.

Investment Manager Incentive Fee Risk

Any Incentive Fee payable by the Fund that relates to its net investment income may be computed and paid on income that may include interest or gains that have been accrued or are unrealized, but not yet received or realized. The Investment Manager is not under any obligation to reimburse the Fund for any part of the Incentive Fee it received that was based on accrued income or unrealized gains that the Fund never received or realized, and such circumstances would result in the Fund’s paying an Incentive Fee on income it never received or gains it never realized. The Incentive Fee payable by the Fund to the Investment Manager may create an incentive for it to make investments on the Fund’s behalf that are risky or more speculative than would be the case in the absence of such compensation arrangement. The way in which the Incentive Fee payable to the Investment Manager is determined may encourage it to use leverage to increase the return on the Fund’s investments. Under certain circumstances, the use of leverage may increase the likelihood of default, which would disfavor Shareholders. Such a practice could result in the Fund’s investing in more speculative securities than would otherwise be in its best interests, which could result in higher investment losses, particularly during cyclical economic downturns.

Private Credit

Private credit is a common term for unregistered debt investments made through privately negotiated transactions. Private credit investments may be structured using a range of financial instruments, including without limitation first and second lien senior secured loans, subordinated or unsecured debt and preferred equity arrangements. From time to time these investments might include equity features such as warrants, options, or common stock depending on the strategy of the investor and the financing requirements of the company or asset.

Loans to private companies, businesses and operators can range in credit quality depending on security-specific factors, including total leverage, amount of leverage senior to the collateral that secures the investment, variability in the issuer’s cash flows, the size of the issuer, the quality of collateral securing debt and the degree to which such collateral covers the accompanying debt obligations. The businesses in which the Fund invests may be levered, and the investments made by

Keystone Private Income Fund

Notes to Financial Statements
March 31, 2021 (Unaudited) (continued)

3. Principal Risks (continued)

the Fund will generally not be rated by national credit rating agencies. The loans in which the Fund will invest may be rated below investment grade if they were rated. Below investment grade securities, which are often referred to as “junk,” have predominantly speculative characteristics and may carry a greater risk with respect to a borrower’s capacity to pay interest and repay principal.

Pandemic Risk

The continuing spread of an infectious respiratory illness caused by a novel strain of coronavirus (known as COVID-19) has caused volatility, severe market dislocations and liquidity constraints in many markets, including securities the Fund holds, and may adversely affect the Fund’s investments and operations. The outbreak was first detected in December 2019 and subsequently spread globally. The transmission of COVID-19 and efforts to contain its spread have resulted in international and domestic travel restrictions and disruptions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, quarantines, event and service cancellations or interruptions, disruptions to business operations (including staff reductions), supply chains and consumer activity, as well as general concern and uncertainty that has negatively affected the economic environment. These disruptions have led to instability in the market-place, including stock and credit market losses and overall volatility. The impact of COVID-19, and other infectious illness outbreaks, epidemics or pandemics that may arise in the future, could adversely affect the economies of many nations or the entire global economy, the financial performance of individual issuers, borrowers and sectors and the health of the markets generally in potentially significant and unforeseen ways. In addition, the impact of infectious illnesses, such as COVID-19, in emerging market countries may be greater due to generally less established healthcare systems. This crisis or other public health crises may exacerbate other pre-existing political, social and economic risks in certain countries or globally.

The Fund and Investment Manager have in place business continuity plans reasonably designed to ensure that they maintain normal business operations, and that the Fund, its portfolio and assets are protected. However, in the event of a pandemic or an outbreak, such as COVID-19, there can be no assurance that the Fund, its advisers and service providers, or the Fund’s portfolio companies, will be able to maintain normal business operations for an extended period of time or will not lose the services of key personnel on a temporary or long-term basis due to illness or other reasons. A pandemic or disease could also impair the information technology and other operational systems upon which the Fund’s advisers rely and could otherwise disrupt the ability of the Fund’s service providers to perform essential tasks.

The foregoing could lead to a significant economic downturn or recession, increased market volatility, a greater number of market closures, higher default rates and adverse effects on the values and liquidity of securities or other assets. Such impacts, which may vary across asset classes, may adversely affect the performance of the Fund’s investments, the Fund and your investment in the Fund. In certain cases, an exchange or market may close or issue trading halts on either specific securities or even the entire market, which may result in the Fund being, among other things, unable to buy or sell certain securities or financial instruments or to accurately price its investments.

Governmental authorities and regulators throughout the world, such as the U.S. Federal Reserve, have in the past responded to major economic disruptions with changes to fiscal and monetary policy, including but not limited to, direct capital infusions, new monetary programs and dramatically lower interest rates. Certain of those policy changes are being implemented in response to the COVID-19 pandemic. Such policy changes may adversely affect the value, volatility and liquidity of dividend and interest paying securities. The effect of recent efforts undertaken by the U.S. Federal Reserve to address the economic impact of the COVID-19 pandemic, such as the reduction of the federal funds target rate, and other monetary and fiscal actions that may be taken by the U.S. federal government to stimulate the U.S. economy, are not yet fully known. The duration of the COVID-19 outbreak and its full impacts are also unknown, resulting in a high degree of uncertainty for potentially extended periods of time, especially in certain sectors in which the Fund may make investments.

4. Investment Advisory and Other Agreements

The Fund has entered into an investment management agreement (the “Investment Management Agreement”) with the Investment Manager. Pursuant to the Investment Management Agreement, the Investment Manager is entitled to a fee consisting of two components – a base management fee (the “Investment Management Fee”) and an incentive fee (the “Incentive Fee”). The Investment Management Fee is calculated and payable monthly in arrears at the annual rate of 1.50%

Keystone Private Income Fund

Notes to Financial Statements
March 31, 2021 (Unaudited) (continued)

4. Investment Advisory and Other Agreements (continued)

of the month-end value of the Fund’s net assets. The Investment Management Fee is paid out of the Fund’s assets. Such fees are paid to the Investment Manager before giving effect to any repurchase of Shares effective as of that date and decrease the net profits or increase the net losses of the Fund that are credited to its Shareholders.

Effective January 1, 2021, the Incentive Fee is calculated and payable monthly in arrears based upon the Fund’s net profits for the immediately preceding month, and is subject to a hurdle rate, expressed as a rate of return on the Fund’s net assets equal to 0.58333333% per month (or an annualized hurdle rate of 7.00%), subject to a “catch-up” feature. Prior to January 1, 2021, the Incentive Fee was calculated quarterly. The Incentive Fee is equal to 15.0% of the excess, if any, of (i) the net profits of the Fund for the relevant period over (ii) the then balance, if any, of the Loss Recovery Account. For the purposes of the Incentive Fee, the term “net profits” means the amount by which the NAV of the Fund on the last day of the relevant period exceeds the NAV of the Fund as of the commencement of the same period, including any net change in unrealized appreciation or depreciation of investments and realized income and gains or losses and expenses (which, for this purpose shall not include any distribution and/or shareholder servicing fees, litigation, any extraordinary expenses or Incentive Fee). The Fund will maintain a memorandum account (the “Loss Recovery Account”), which will have an initial balance of zero and will be (i) increased upon the close of each calendar month end of the Fund by the amount of the net losses of the Fund for the month, and (ii) decreased (but not below zero) upon the close of each calendar month end by the amount of the net profits of the Fund for the month. Shareholders will benefit from the Loss Recovery Account in proportion to their holdings of Shares. The “catch-up” provision is intended to provide the Investment Manager with an incentive fee of 15.0% on all of the Fund’s net profits when the Fund’s net profits reach 0.68627451% of net assets in any calendar month 8.24% annualized). For the six months ended March 31, 2021, the Fund incurred $843,374 in incentive fees.

The Investment Manager has entered into an expense limitation and reimbursement agreement (the “Expense Limitation and Reimbursement Agreement”) with the Fund, whereby the Investment Manager has agreed to waive fees that it would otherwise have been paid, and/or to assume expenses of the Fund (a “Waiver”), if required to ensure the Total Annual Expenses (including the Investment Management Fee, but excluding any taxes, interest expense, sales charges and other brokerage commissions, other transaction related expenses, acquired fund fees and expenses, Incentive Fees, expenses incurred in connection with any merger or reorganization, Distribution and Servicing Fees and extraordinary expenses) does not exceed 3.00% of the average daily net assets of any Class of Shares (the “Expense Limit”). Because taxes, interest expense, sales charges and other brokerage commissions, other transaction related expenses, Incentive Fees, Distribution and Servicing Fees, expenses incurred in connection with any merger or reorganization and extraordinary expenses are excluded from the Expense Limit, Total Annual Expenses (after fee waivers and expense reimbursements) may exceed 3.00% of the average daily net assets of each Class of Shares.

For a period not to exceed three years from the date on which a Waiver is made, the Investment Manager may recoup amounts waived or assumed, provided they are able to effect such recoupment without causing the Fund’s expense ratio (after recoupment) to exceed the lesser of (i) the expense limit in effect at the time of the waiver and (ii) the expense limit in effect at the time of the recoupment. The Expense Limitation and Reimbursement Agreement had an initial one-year term, which ended on February 2, 2021, and will automatically renew for consecutive one-year terms thereafter. Either the Fund or the Investment Manager may terminate the Expense Limitation and Reimbursement Agreement upon 30 days’ written notice. At March 31, 2021, there was no potentially recoverable expenses.

UMB Distribution Services, LLC serves as the Fund’s placement agent; UMB Fund Services, Inc. (“UMBFS”) serves as the Fund’s fund accountant, transfer agent and administrator. For the six months ended March 31, 2021, the Fund’s allocated UMBFS fees are reported on the Statement of Operations.

A trustee and certain officers of the Fund are employees of UMBFS or the Investment Manager. The Fund does not compensate trustees and officers affiliated with the Fund’s administrator or Investment Manager. For the six months ended March 31, 2021, the Fund’s allocated fees incurred for trustees who are not affiliated with the Fund’s administrator or Investment Manager are reported on the Statement of Operations.

Vigilant Compliance, LLC provides Chief Compliance Officer (“CCO”) services to the Fund. The Fund’s allocated fees incurred for CCO services for the six months ended March 31, 2021 are reported on the Statement of Operations.

The Fund has adopted a Distribution and Service Plan with respect to Class A Shares, Class D Shares, Class Y Shares and Class I Shares in compliance with Rule 12b-1 under the Investment Company Act. Under the Distribution and Service Plan, the Fund may pay as compensation up to 1.00% on an annualized basis of the aggregate net assets of the Fund attributable to Class A Shares, up to 0.90% on an annualized basis of the aggregate net assets of the Fund attributable to Class D Shares,

Keystone Private Income Fund

Notes to Financial Statements
March 31, 2021 (Unaudited) (continued)

4. Investment Advisory and Other Agreements (continued)

up to 0.25% on an annualized basis of the aggregate net assets of the Fund attributable to Class Y Shares, and up to 0.15% on an annualized basis of the aggregate net assets of the Fund attributable to Class I Shares (the “Distribution and Servicing Fee”) to the Fund’s Placement Agent or other qualified recipients under the Distribution and Service Plan. For purposes of determining the Distribution and Servicing Fee, NAV will be calculated prior to any reduction for any fees and expenses, including, without limitation, the Distribution and Servicing Fee payable. Class Z Shares are not subject to the Distribution and Service Plan.

5. Fair Value of Investments

Fair value – Definition

The Fund uses a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

●	Level 1 – Valuations based on unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities.

●	Level 2 – Valuations based on inputs, other than quoted prices included in Level 1, that are observable either directly or indirectly.

●	Level 3 – Valuations based on inputs that are both significant and unobservable to the overall fair value measurement.

The availability of valuation techniques and observable inputs can vary from investment to investment and are affected by a wide variety of factors, including type of investment, whether the investment is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, determining fair value requires more judgment. Because of the inherent uncertainly of valuation, estimated values may be materially higher or lower than the values that would have been used had a ready market for the investments existed. Accordingly, the degree of judgment exercised by the Investment Manager in determining fair value is greatest for investments categorized in Level 3.

The Fund’s assets recorded at fair value have been categorized based on a fair value hierarchy as described in the Fund’s significant accounting policies. The following table presents information about the Fund’s assets and liabilities measured at fair value as of March 31, 2021:

Assets	Level 1	Level 2	Level 3	Total
Private Credit	$—	$—	$156,806,345	$156,806,345
Total Investments, at fair value	$—	$—	$156,806,345	$156,806,345

Keystone Private Income Fund

Notes to Financial Statements
March 31, 2021 (Unaudited) (continued)

5. Fair Value of Investments (continued)

The following table presents the changes in assets and transfers in and out which are classified in Level 3 of the fair value hierarchy for the six months ended March 31, 2021:

Private Credit
Balance as of October 1, 2020	$51,202,769
Transfers In	—
Transfers Out	—
Purchases	128,928,520
Sales	—
Principal reductions received	(23,324,944)
Realized gains (losses)	—
Change in unrealized appreciation (depreciation)	—
Balance as of March 31, 2021	$156,806,345

The following table summarizes the valuation techniques and significant unobservable inputs used for the Fund’s investments that are categorized in Level 3 of the fair value hierarchy as of March 31, 2021.

Investments	Fair Value	Valuation Technique	Unobservable Inputs	Range of Inputs
Private Credit	$156,806,345	Cost	Price	N/A

6. Capital Stock

The minimum initial investment in Class A Shares and Class Y Shares by any investor is $50,000, the minimum initial investment in Class D Shares and Class I Shares by any investor is $5,000,000, and the minimum initial investment by any investor in Class Z Shares is $10,000,000. However, the Fund, in its sole discretion, may accept investments in any Class of Shares below these minimums. Shares may be purchased by principals and employees of the Investment Manager or its affiliates and their immediate family members without being subject to the minimum investment requirements. Class Y and Class D Shares were issued at $100.00 per share and Class A, Class I, and Class Z Shares were issued at $100.53 per share.

Class A Shares and Class D Shares are subject to a sales charge of up to 3.50%. No sales charge is expected to be charged with respect to investments by the Investment Manager or its affiliates, and their respective directors, principals, officers and employees and others in the Investment Manager’s sole discretion. The full amount of the sales charge may be reallowed to brokers or dealers participating in the offering. Your financial intermediary may impose additional charges when you purchase Shares of the Fund. Neither Class I, Class Y nor Class Z Shares are subject to any sales charge.

Because the Fund is a closed-end fund, and Shareholders do not have the right to require the Fund to redeem Shares, the Fund may from time to time offer to repurchase Shares pursuant to written tenders by Shareholders, in order to provide a limited degree of liquidity to Shareholders. Repurchases will be made at such times, in such amounts and on such terms as may be determined by the Board, in its sole discretion. In determining whether the Fund should offer to repurchase Shares, the Board will consider a variety of operational, business and economic factors. The Investment Manager expects to ordinarily recommend that the Board authorize the Fund to offer to repurchase Shares from Shareholders quarterly with March 31, June 30, September 30 and December 31 valuation dates (or, if any such date is not a Business Day, on the last Business Day of such calendar quarter).

If the interval between the date of purchase of Shares and the valuation date with respect to the repurchase of such Shares is less than 365 calendar days, then such repurchase will be subject to a 2.00% early repurchase fee payable to the Fund. In determining whether the repurchase of Shares is subject to an early repurchase fee, the Fund will repurchase that portion of the Shares held the longest first.

There were no repurchase offers conducted for the six months ended March 31, 2021.

Keystone Private Income Fund

Notes to Financial Statements
March 31, 2021 (Unaudited) (continued)

7. Federal Income Taxes

At March 31, 2021, gross unrealized appreciation and depreciation on investments, based on cost for federal income tax purposes, were as follows:

Cost of investments	$156,806,345
Gross unrealized appreciation	—
Gross unrealized depreciation	—
Net unrealized appreciation/depreciation on investments	$—

As of September 30, 2020, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$568,534
Undistributed long-term capital gains	—
Distributions Payable	(546,446)
Unrealized appreciation on investments	—
Total distributable earnings	$22,088

The tax character of distributions paid during the period ended September 30, 2020 was as follows:

2020
Distributions paid from:
Ordinary income	$627,040
Net long-term capital gains	—
Total distributions paid	$627,040

8. Investment Transactions

For the six months ended March 31, 2021, purchases and principal reductions of investments, excluding short-term investments, were $128,928,520 and $23,324,944, respectively.

9. Indemnifications

In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

10. Subsequent Events

In preparing these financial statements, management has evaluated subsequent events through the date of issuance of the financial statements included herein. There have been no subsequent events that occurred during such period that would require disclosure or would be required to be recognized in the financial statements.

Keystone Private Income Fund

Other Information
March 31, 2021 (Unaudited)

Proxy Voting

The Fund is required to file Form N-PX, with its complete proxy voting record for twelve-month period ending on June 30, no later than August 31. The Fund’s Form N-PX filing and a description of the Fund’s proxy voting policies and procedures are available: (i) without charge, upon request, by calling the Fund at 1-888-442-4420 or (ii) by visiting the SEC’s website at www.sec.gov.

Availability of Quarterly Portfolio Schedules

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its report on Form N-PORT. The Fund’s Forms N-PORT are or will be available on the SEC’s website at www.sec.gov or by calling the Fund at 1-888-442-4420.

Shareholder Meeting Results

On December 16, 2020, all investors of the Fund had the right to vote their shares at a special meeting (the “Special Meeting”) in connection with a proposal to approve an amended and restated investment management agreement to change the frequency of the calculation of the incentive fee payable to Keystone from quarterly to monthly. The Special Meeting was held on December 29, 2020 at the offices of Keystone National Group LLC at 60 E. South Temple, Suite 2100, Salt Lake City, Utah 84111 at 9 a.m. Mountain Time. The results of the voting at the Special Meeting were as provided below. Percentage information relates to the votes recorded as a percentage of the outstanding shares on the record date for the Special Meeting.

Votes For Number	Votes For Percentage	Votes Against Number	Votes Against Percentage	Abstained Number	Abstained Percentage
421,815	57.7%	—	—%	—	—%

Keystone Private Income Fund

Other Information
March 31, 2021 (Unaudited) (continued)

Approval of the Investment Management Agreement

At the meeting of the Board held on November 13, 2020, by a unanimous vote, the Board, including a majority of Trustees who are not “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act (the “Independent Trustees”), approved the proposed amended and restated Investment Management Agreement between Keystone and the Fund to reflect a change in the frequency of the calculation of the incentive fee payable to Keystone from quarterly to monthly (the “A&R Investment Management Agreement”). Pursuant to relief granted by the U.S. Securities and Exchange Commission in light of the COVID-19 pandemic (the “Order”) and a determination by the Board that reliance on the Order was appropriate due to circumstances related to the current or potential effects of COVID-19, the meeting was held by videoconference.

In advance of the November 13, 2020 meeting, the Board requested and received materials from Keystone to assist them in considering the approval of the A&R Investment Management Agreement. The Board did not consider any single factor as controlling in determining whether or not to approve the A&R Investment Management Agreement. Nor are the items described herein all encompassing of the matters considered by the Board.

The Board engaged in a detailed discussion of the materials with management of Keystone. The Independent Trustees then met separately with independent counsel to the Independent Trustees for a full review of the materials. Following this session, the full Board reconvened and after further discussion determined that the information presented provided a sufficient basis upon which to approve the A&R Investment Management Agreement.

NATURE, EXTENT AND QUALITY OF SERVICES

The Board reviewed and considered that the nature and extent of the investment advisory services to be provided by Keystone to the Fund under the A&R Investment Management Agreement, including the selection of Fund investments, would be the same as the services currently being provided under the current Investment Management Agreement. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by Keystone to the Fund including, among other things, providing office facilities, equipment, and personnel. The Board reviewed and considered the qualifications of the portfolio managers and other key personnel of Keystone who provide the investment advisory and administrative services to the Fund and will continue to provide such services under the A&R Investment Management Agreement. The Board determined that Keystone’s portfolio managers and key personnel are well-qualified by education and/or training and experience to perform the services for the Fund in an efficient and professional manner. The Board also took into account Keystone’s compliance policies and procedures, including the procedures used to determine the value of the Fund’s investments. The Board concluded that the overall quality of the advisory and administrative services provided to the Fund was satisfactory.

PERFORMANCE

The Board considered the investment performance of Keystone with respect to the Fund. The Board considered the performance of the Fund, noting that the Fund had generated a net internal rate of return within its historical range of rates of other private funds under the management of Keystone. The Board concluded that the performance of the Fund was satisfactory.

FEES AND EXPENSES RELATIVE TO COMPARABLE FUNDS MANAGED BY OTHER INVESTMENT MANAGERS

The Board considered the advisory and incentive fees and total expenses of the Fund under its Existing Advisory Agreement as compared to the advisory and incentive fees and total expenses assuming the approval of the A&R Investment Management Agreement. The Board also considered that the advisory fees were comparable to the fees payable by other private funds. In addition, the Board noted that Keystone has contractually agreed to limit total annual operating expenses until assets support the expenses of the Fund.

The Board also considered that the payment of the incentive fee on a monthly basis rather than on the current quarterly basis better aligns the calculation of the incentive fee with the other fees that are calculated on a monthly basis, which are then allocated on a monthly basis to the applicable share class in order to determine the monthly NAV of the Fund. As a result, as the Fund admits new investors on a monthly basis, the NAV of the Fund is calculated on a monthly basis to allow new investors to buy shares at the then-applicable NAV without resulting in dilution or detriment to existing shareholders. The Board considered that since the incentive fee is a function of the performance of the Fund over time, there may be times when the incentive fee payable to Keystone could be higher under a monthly calculation or could be lower than under the current quarterly calculation. The Board concluded that the advisory fees paid by the Fund and the change in frequency of the calculation of the incentive fee payable were reasonable and satisfactory in light of the services provided.

Keystone Private Income Fund

Other Information
March 31, 2021 (Unaudited) (continued)

BREAKPOINTS AND ECONOMIES OF SCALE

The Board reviewed the structure of the Fund’s investment management under the A&R Investment Management Agreement. The Board considered the Fund’s management and incentive fees and concluded that the fees were reasonable and satisfactory in light of the services provided. The Board also determined that, given the Fund’s current size, economies of scale were not present at this time.

PROFITABILITY OF KEYSTONE

The Board considered that Keystone does not assess its profitability on a fund or account basis and reviewed Keystone’s financial condition. The Board noted that its financial condition appeared stable. The Board determined that the advisory fees and the compensation to Keystone were reasonable and the financial condition was adequate.

ANCILLARY BENEFITS AND OTHER FACTORS

The Board also discussed other benefits to be received by Keystone from its management of the Fund including, without limitation, the ability to market its advisory services for similar products in the future. The Board noted that Keystone does not have affiliations with the Fund’s transfer agent, fund accountant, custodian, or distributor and, therefore, does not derive any benefits from the relationships these parties may have with the Fund. The Board concluded that the change to advisory fees was reasonable in light of the fall-out benefits, if any, to Keystone.

GENERAL CONCLUSION

Based on its consideration of all factors that it deemed material, and assisted by the advice of its counsel, the Board concluded it would be in the best interest of the Fund and its shareholders to approve the A&R Investment Management Agreement.

Keystone Private Income Fund

Other Information
March 31, 2021 (Unaudited) (continued)

PRIVACY NOTICE

FACTS	WHAT DOES THE FUND DO WITH YOUR PERSONAL INFORMATION?
Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

● Social Security number

● Account balances

● Account transactions

● Transaction history

● Wire transfer instructions

● Checking account information

When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers ‘ personal information; the reasons funds choose to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does the Fund share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-877-779-1999

Keystone Private Income Fund

Other Information
March 31, 2021 (Unaudited) (continued)

What we do
How does the Fund protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does the Fund collect my personal information?

We collect your personal information, for example, when you

● Open an account

● Provide account information

● Give us your contact information

● Make a wire transfer

● Tell us where to send the money

We also collect your information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

● Sharing for affiliates’ everyday business purposes – information about your creditworthiness

● Affiliates from using your information to market to you

● Sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. Our affiliates include companies such as Keystone National Group, LLC.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● The Fund doesn’t share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● The Fund doesn’t jointly market.

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Investment Manager

Keystone National Group, LLC
60 East South Temple, Suite 2100
Salt Lake City, UT 8411
www.keystonenational.com

Custodian Bank

UMB Bank, n.a.
928 Grand Blvd
Kansas City, MO 64106

Fund Administrator, Transfer Agent, and Fund Accountant

UMB Fund Services
235 W. Galena Street
Milwaukee, Wisconsin 53212

Placement Agent

UMB Distribution Services, LLC
235 West Galena Street
Milwaukee, WI 53212

Independent Registered Public Accounting Firm

Cohen & Company, Ltd.
342 N. Water St., Suite 830
Milwaukee, WI 53202

(b) Not applicable.

Item 2.	Code of Ethics.

Not applicable to semi-annual reports.

Item 3.	Audit Committee Financial Expert.

Not applicable to semi-annual reports.

Item 4.	Principal Accountant Fees and Services.

Not applicable to semi-annual reports.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

(a) Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b) Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to semi-annual reports.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

(a) Not applicable to semi-annual reports.

(b) Not applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17CFR 229.407), or this Item.

Item 11.	Controls and Procedures.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Exhibits.

(a)(1) Not applicable to semi-annual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b) Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Keystone Private Income Fund

By (Signature and Title)	/s/John Earl
John Earl, President
(Principal Executive Officer)

Date	June 9, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.

By (Signature and Title)	/s/John Earl
John Earl, President
(Principal Executive Officer)

Date	June 9, 2021

By (Signature and Title)	/s/Brad Allen
Brad Allen, Treasurer
(Principal Financial Officer)

Date	June 9, 2021